Note 13 - Employee Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 13 Employee Benefits

All eligible full-time employees of the Bank that were hired prior to 2002 were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer #8006) plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multi-employer plan under the Employee Retirement Income Security Act of 1974, as amended (ERISA) and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by the participating employer may be used to provide benefits to participants of other participating employers.

Effective September 1, 2002, the accrual of benefits for existing participants was frozen and no new enrollments were permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank's employees was not available at December 31, 2014 because such information is not accumulated for each participating institution. As of June 30, 2014, the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling $0.2 million which was expensed during 2014.

Funded status (market value of plan assets divided by funding target) as of July 1 for the 2014, 2013 and 2012 plan years were 97.98%, 89.51% and 95.77%, respectively. Market value of plan assets reflects any contribution received through June 30, 2014.

Total employer contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $136.5 million, $196.5 million and $299.7 million for the plan years ended June 30, 2013, 2012 and 2011, respectively. The Bank’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan. There is no funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by the Bank during the fiscal years ending December 31,

(Dollars in thousands)
2014		2013		2012
Date Paid	Amount	Date Paid	Amount	Date Paid	Amount
10/15/2014	$46	10/15/2013	$42	1/09/2012	$234**
12/30/2014	164	12/30/2013	215	10/12/2012	38
				12/31/2012	134
Total	$210		$257		$406

**An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). All employees who have attained 18 years of age are eligible to participate in the 401(k) Plan. Participants are permitted to make contributions to the 401(k) Plan equal to the lesser of 50% of the participant’s annual salary or the maximum allowed by law, which was $17,500 for 2014 and 2013, and $17,000 for 2012. The Company matches 25% of each participant’s contributions up to a maximum of 8% of the participant’s annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three year cliff basis, are expensed annually, and were $0.1 million, $0.2 million, and $0.2 million in 2014, 2013 and 2012, respectively.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section 4975(e)(7) of the Internal Revenue Code and Section 407(d)(6) of ERISA and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed $6.1 million from the Company to purchase 912,866 shares of common stock in the initial public offering of HMN in 1994. As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed $1.5 million in 1998 to purchase an additional 76,933 shares of HMN common stock to account for the additional employees and avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at 7.52%. The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed $0.5 million in 2014, 2013, and 2012.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASU 718, Employers' Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $0.3 million, $0.2 million, and $0.1 million, respectively, for 2014, 2013 and 2012.

All employees of the Bank are eligible to participate in the ESOP after they attain age 18 and complete one year of service during which they worked at least 1,000 hours. A summary of the ESOP share allocation is as follows for the years ended:

	2014	2013	2012
Shares held by participants beginning of the year	347,887	350,539	339,991
Shares allocated to participants	24,317	24,317	24,378
Shares purchased	0	9	2,353
Shares distributed to participants	(36,180)	(26,978)	(16,183)
Shares held by participants end of year	336,024	347,887	350,539

Unreleased shares beginning of the year	352,757	377,074	401,452
Shares released during year	(24,317)	(24,317)	(24,378)
Unreleased shares end of year	328,440	352,757	377,074
Total ESOP shares end of year	664,464	700,644	727,613
Fair value of unreleased shares at December 31	$4,072,656	3,728,641	1,308,447

In March 2001, the Company adopted the HMN Financial, Inc. 2001 Omnibus Stock Plan (2001 Plan). In April 2009, this plan was superseded by the HMN Financial, Inc. 2009 Equity and Incentive Plan (2009 Plan) and options or restricted shares may no longer be awarded from the 2001 Plan. As of December 31, 2014, there were 15,000 vested options under the 2001 Plan that remained unexercised. These options expire 10 years from the date of grant and have an average exercise price of $30.00. As of December 31, 2014, all shares of restricted stock granted under the 2001 Plan have vested.

In April 2009, the Company adopted the 2009 Plan. The purpose of the 2009 Plan is to provide key personnel and advisors with an opportunity to acquire a proprietary interest in the Company. The opportunity to acquire a proprietary interest in the Company is intended to aid in attracting, motivating and retaining key personnel and advisors, including non-employee directors, and to align their interests with those of the Company’s stockholders. 350,000 shares of HMN common stock were initially available for distribution under the 2009 Plan in either restricted stock or stock options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as 1.2 shares for purposes of determining the total shares available for issuance under the 2009 Plan. As of December 31, 2014, there were vested options to purchase 15,000 shares under the 2009 Plan that remain unexercised. These options expire 10 years from the date of grant and have an average exercise price of $4.77.

A summary of activities under all plans for the past three years is as follows:

					Unvested options
	Shares available for grant	Unvested Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period (years)
2001 Plan
December 31, 2011	0	0	139,450	$20.07	72,516	$1.43
Forfeited/expired	0	0	(93,910)	16.13	0
Vested	0	0	0	0	(72,516)	1.43
December 31, 2012	0	0	45,540	28.21	0
December 31, 2013	0	0	45,540	28.21	0
Forfeited/expired	0	0	(30,540)	27.33	0
December 31, 2014	0	0	15,000	30.00	0

2009 Plan
December 31, 2011	70,821	162,770	15,000	$4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0		3
Forfeited	470	(392)	0		0
Forfeited/expired	93,910	0	0		0
Vested	0	(50,075)	0		(3,000)	4.41
December 31, 2012	121,965	148,333	15,000	4.77	6,000	4.41
Granted October 4, 2013	(37,531)	31,276	0	N/A	0		3
Forfeited	5,400	(4,500)	0		0
Cancelled	31,219	0	0		0
Vested	0	(73,303)	0		(3,000)	4.41
December 31, 2013	121,053	101,806	15,000	4.77	3,000	4.41
Granted January 7, 2014	(28,627)	23,856	0	N/A	0		3
Granted May 27, 2014	(26,561)	22,134	0	N/A	0		3
Forfeited/expired	30,540	0	0		0
Vested	0	(62,938)	0		(3,000)	4.41
December 31, 2014	96,405	84,858	15,000	4.77	0
Total all plans	96,405	84,858	30,000	$17.39	0

Due to the Bank’s participation in the Treasury’s Capital Purchase Program (CPP) (see discussion elsewhere in this report), a portion of the vested restricted stock awards granted to certain executives during the period that Treasury held the Preferred Stock were to remain subject to transfer restrictions if, and so long as, the Treasury does not receive repayment of all of the financial assistance provided under the CPP.  In accordance with Treasury policy, any such shares that would remain nontransferable indefinitely were to be cancelled.  Following the sale by Treasury of the Preferred Stock to third party investors in 2013, approximately 82% of the CPP financial assistance to the Bank had been repaid, meaning that 25% of the shares subject to these restricted stock awards that had vested in 2011, 2012 and 2013 remained nontransferable and subject to possible cancellation.  Based on an assessment, at the time, that these shares were likely to remain restricted indefinitely, they were cancelled during the first half of 2013 and returned to the Bank as treasury stock, and the number of shares cancelled were added back to the total shares available for future equity awards under the 2009 Plan. In light of the Company’s stock price performance since these cancellations occurred, the value that Treasury may be able to realize from the warrant to acquire Company common stock it continues to hold as a result of the CPP may be sufficient to enable the Treasury to receive repayment in full of all of the CPP financial assistance provided to the Bank, which would eliminate ongoing transfer restrictions on the restricted stock awards that vest in the future and the obligation to cancel any such vested shares. Accordingly, no additional shares were cancelled in 2014.

The following table summarizes information about stock options outstanding at December 31, 2014:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
30.00	15,000	0.4	15,000	0	$0	N/A
4.77	15,000	4.4	15,000	0	0	N/A
	30,000		30,000	0	$0

The Company will issue shares from treasury stock upon the exercise of outstanding options.

Prior to January 1, 2006, the Company used the intrinsic value method as described in APB Opinion No. 25 and related interpretations to account for its stock incentive plans. Accordingly, there were no charges or credits to expense with respect to the granting or exercise of options since the options were issued at fair value on the respective grant dates. In accordance with ASC 718, the Company recognized compensation expense in 2014, 2013 and 2012 relating to stock options over the vesting period. The amount of the expense was determined under the fair value method.

The fair value for each option grant is estimated on the date of the grant using a Black Scholes option valuation model. There were no options granted in 2014, 2013 or 2012.